Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis

	June 30,
	2023	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$513	$513	$—	$—
U.S. Treasury Securities held in Trust Account	44,766,269	44,766,269	—	—
	$44,766,782	$44,766,782	$—	$—

	June 30,
	2022	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$2,316	$2,316	$—	$—
U.S. Treasury Securities held in Trust Account	146,107,975	146,107,975	—	—
	$146,110,291	$146,110,291	$—	$—

	December 31,
	2022	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$464	$464	$—	$—
U.S. Treasury Securities held in Trust Account	147,639,102	147,639,102	—	—
	$147,639,566	$147,639,566	$—	$—

	December 31,
	2021	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$22	$22	$—	$—
U.S. Treasury Securities held in Trust Account	145,913,204	145,913,204	—	—
	$145,913,226	$145,913,226	$—	$—

Schedule of company's liabilities that are measured at fair value on a recurring basis

		June 30,		December 31,		November 19,
	Level	2023	Level	2022	Level	2021
Liabilities:
Warrant Liability - Public Warrants	1	$610,938	1	$71,875	3	$5,751,494
Warrants Liability - Private Placement Warrants	3	679,404	3	90,306	3	6,194,622
Forward purchase agreement liability	3	1,890,000		—		—
Total Derivative Liabilities		$3,180,342		$162,181		$11,946,116

		December 31,		December 31,		November 19,
	Level	2022	Level	2021	Level	2021
Liabilities:
Warrant Liability - Public Warrants	1	$71,875	1	$3,608,125	3	$5,751,494
Warrants Liability - Private Placement Warrants	3	90,306	3	3,820,854	3	6,194,622
Total Warrant Liability		$162,181		$7,428,979		$11,946,116

Schedule of key inputs into the Monte Carlo simulation model for the Public Warrants and Private Placement Warrants

November 19, 2021
Input	(Initial Measurement)
Risk-free interest rate	1.33%
Expected term (years)	5.93
Expected volatility	13.5%
Stock price	$9.6

Input	December 31, 2022	June 30, 2023
Risk-free interest rate	4.72%	5.38%
Expected term (years)	1.04	1.04
Expected volatility	4.3%	5.8%
Stock price	$10.19	$10.41

November 19, 2021
Input	(Initial Measurement)
Risk-free interest rate	1.33%
Expected term (years)	5.93
Expected volatility	13.5%
Stock price	$9.6

Input	December 31, 2021	December 31, 2022
Risk-free interest rate	1.32%	4.72%
Expected term (years)	5.63	1.04
Expected volatility	9.3%	4.3%
Stock price	$9.88	$10.19

Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of November 19, 2021	$—	$—	$—
Initial measurement on November 19, 2021	6,194,622	5,751,494	11,946,116
Change in valuation inputs or other assumptions	(2,373,768)	(2,143,369)	(4,517,137)
Fair value as of December 31, 2021	$3,820,854	$3,608,125	$7,428,979
Change in valuation inputs or other assumptions	(1,319,898)	(1,242,719)	(2,562,617)
Fair value as of March 31, 2022	$2,500,956	$2,365,406	$4,866,362
Change in valuation inputs or other assumptions	(2,410,650)	(2,293,531)	(4,704,181)
Fair value as of December 31, 2022	$90,306	$71,875	$162,181
Change in valuation inputs or other assumptions	392,240	360,093	752,333
Fair value as of March 31, 2023	$482,546	$431,968	$914,514
Change in valuation inputs or other assumptions	196,858	178,970	375,828
Fair value as of June 30, 2023	$679,404	$610,938	$1,290,342

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of November 19, 2021	$—	$—	$—
Initial measurement on November 19, 2021	6,194,622	5,751,494	11,946,116
Change in valuation inputs or other assumptions	(2,373,768)	(2,143,369)	(4,517,137)
Fair value as of December 31, 2021	$3,820,854	$3,608,125	$7,428,979
Change in valuation inputs or other assumptions	(3,730,854)	(3,536,250)	(7,266,798)
Fair value as of December 31, 2022	$90,306	$71,875	$162,181

Forward Purchase Agreement
Fair Value Measurements
Schedule of key inputs into the Monte Carlo simulation model for the Public Warrants and Private Placement Warrants

	May 31, 2023
	(Initial measurement)	June 30, 2023
Risk-free interest rate	$3.95%	$4.4%
Expected term (years)	$3.5	$3.5
Stock price	10.35	10.41
Volatility – pre-business combination	2.6%	2.4%
Volatility – post-business combination	62.9%	58.4%

Schedule of change in the fair value of the warrant liabilities

Forward Purchase Agreement
Fair value on May 31, 2023 (initial measurement)	$2,016,000
Change in fair value of forward purchase agreement liabilities	(126,000)
Fair value as of June 30, 2023	1,890,000